Submission	Aug. 21, 2026
Submission [Line Items]
Central Index Key	0001061219
Registrant Name	ENTERPRISE PRODUCTS PARTNERS L.P.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES